UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Rockbay Capital Advisors, Inc., its general partner
Name:          Atul Khanna
Title:         CEO
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                 New York, NY                 8/12/04
---------------                 ------------                 -------
 [Signature]                    [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         57
Form 13F Information Table Value Total:         747,320
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number        Name

     01       28- 10689                   Rockbay Capital Advisors, Inc.



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

                                   TITLE
                                     OF                 VALUE    SHARES/ SH/PUT/ INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED     NONE
------------------------------     ------ ---------   --------  ------- --       ------- ------------  -------- -------- --------
AT&T Wireless                      COM    00209a106     12645    883000 SH       DEFINED      01       883000
Altria Group Inc                   COM    02209s103     47568    950400 SH  CALL DEFINED      01       950400
Altria Group Inc                   COM    02209s103      5005    100000 SH   PUT DEFINED      01       100000
Ashland Inc.                       COM    044204105      8872    168000 SH       DEFINED      01       168000
Ashland Inc.                       COM    044204105      1637     31000 SH  CALL DEFINED      01       31000
Atlas America Inc.                 COM    049167109     12679    628600 SH       DEFINED      01       628600
BKF Capital Group                  COM    05548g102      5302    182500 SH       DEFINED      01       182500
Banta Corp                         COM    066821109     22791    513200 SH       DEFINED      01       513200
Boise Cascade                      COM    097383103     40651   1080000 SH       DEFINED      01       1080000
Boise Cascade                      COM    097383103     27007    717500 SH  CALL DEFINED      01       717500
Boise Cascade                      COM    097383103     37640   1000000 SH   PUT DEFINED      01       1000000
Cablevision Systems                COM    12686c109      8214    418000 SH       DEFINED      01       418000
California Coastal Communicati     COM    129915203      5996    300000 SH       DEFINED      01       300000
Caraco Pharm Labs                  COM    14075t107      3485    361500 SH       DEFINED      01       361500
Chippac Inc.                       COM    169657103     10095   1610000 SH       DEFINED      01       1610000
Circuit City Stores                COM    172737108     14439   1115000 SH       DEFINED      01       1115000
Clarus Corporation                 COM    182707109      8768    762400 SH       DEFINED      01       762400
Commonwealth Telephone             COM    203349105     16565    370000 SH       DEFINED      01       370000
Computer Associates                COM    204912109     16135    575000 SH       DEFINED      01       575000
Computer Associates                COM    204912109     16836    600000 SH   PUT DEFINED      01       600000
Conseco Inc.                       COM    208464883      8696    437000 SH       DEFINED      01       437000
DPL Inc.                           COM    233293109     11749    605000 SH       DEFINED      01       605000
Danielson Holding Corp             COM    236274106      9039   1308100 SH       DEFINED      01       1308100
Eagle Materials B                  COM    26969p207      7465    107800 SH       DEFINED      01       107800
Fidelity National Financial        COM    316326107      9335    250000 SH       DEFINED      01       250000
Frontier Oil Corp                  COM    35914p105      4026    190000 SH  CALL DEFINED      01       190000
Halliburton Company                COM    406216101     34496   1140000 SH       DEFINED      01       1140000
Halliburton Company                COM    406216101     13920    460000 SH  CALL DEFINED      01       460000
Holly Corp                         COM    435758305     20372    544700 SH       DEFINED      01       544700
Houston Exploration Co.            COM    442120101      8294    160000 SH       DEFINED      01       160000
IDT Corp-Cl B                      COM    448947309       963     52200 SH       DEFINED      01       52200
Intergraph Corp                    COM    458683109     18361    710000 SH       DEFINED      01       710000
iShares Russell 2000 Index Fnd     COM    464287655     47786    405000 SH   PUT DEFINED      01       405000
J.C. Penney Co.                    COM    708160106     12838    340000 SH       DEFINED      01       340000
Kmart Holding Corp                 COM    498780105      7826    109000 SH       DEFINED      01       109000
Liberty Media                      COM    530718105     16856   1875000 SH       DEFINED      01       1875000
MI Developments Inc.               COM    55304x104     13265    491300 SH       DEFINED      01       491300
Magellan Health                    COM    559079207     16491    493000 SH       DEFINED      01       493000
Magnum Hunter Resources            COM    55972f203      2647    255000 SH       DEFINED      01       255000
Microsoft Corp                     COM    594918104      2393     83800 SH       DEFINED      01       83800
Microsoft Corp                     COM    594918104     21451    751100 SH  CALL DEFINED      01       751100
Motorola Inc.                      COM    620076109      9125    500000 SH       DEFINED      01       500000
National Processing Inc.           COM    637229105      6081    211500 SH       DEFINED      01       211500
Net Perceptions Inc.               COM    64107u101       844   1260000 SH       DEFINED      01       1260000
PG & E Corp                        COM    69331C108     29756   1065000 SH       DEFINED      01       1065000
Pentair Inc.                       COM    709631105      9251    275000 SH       DEFINED      01       275000
Plains Resources Inc.              COM    726540503     19916   1175000 SH       DEFINED      01       1175000
Resource America                   COM    761195205     13523    573000 SH       DEFINED      01       573000
Southern Union                     COM    844030106      9908    470000 SH       DEFINED      01       470000
Sprint Corp-FON Group              COM    852061100      1320     75000 SH       DEFINED      01       75000
Tenaris SA Sponsored ADR           COM    88031m109      1849     56457 SH       DEFINED      01       56457
Toys R Us Inc.                     COM    892335100      8401    527400 SH       DEFINED      01       527400
TV Azteca SA Sponsored ADR         COM    901145102      2981    345000 SH  CALL DEFINED      01       345000
UnitedGlobalCom Inc. - Class A     COM    913247508      4482    617293 SH       DEFINED      01       617293
Viad Corp                          COM    92552r109       292     10100 SH       DEFINED      01       10100
Washington Group Intl              COM    938862208     18663    520000 SH       DEFINED      01       520000
Zilog Inc.                         COM    989524301       329     30000 SH       DEFINED      01       30000


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